Application of new and revised International Financial Reporting Standards (IFRS)	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Application of new and revised International Financial Reporting Standards (IFRS)
2. Application of new and revised International Financial Reporting Standards (IFRS)
2.1 New and revised IFRS Standards and Interpretations
In the current year, the Group has applied the following new or amended Standards that became effective from January 1, 2022. The revised Standards did not have a material effect on these financial statements.

•	Narrow-scope amendments to IFRS 3, IAS 16, IAS 8, IAS 37 and IFRS 16; and

•	Annual improvements of IFRS 1, IFRS 9 and IAS 41.
2.2 IFRS Standards and Interpretations issued and not yet adopted
Certain new Standards and Interpretations have been issued that are not mandatory for the current reporting period and have not been early adopted by the Group. These standards are not expected to have a material impact on the Group’s overall results and financial position.

•	Amendments to IAS 1 ‘Presentation of financial statements’ on classification of liabilities; and

•	Narrow-scope amendments to IAS 8 and IAS 12.